Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Interest income and interest expense for financial assets or financial liabilities not at fair value through profit or loss [abstract]
Schedule of Financial Assets and Liabilities
Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2024 and 2023:

	As of December 31,
	2024		2023
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	12,309,770	12,309,770	10,119,486	10,119,486
Debt financial instruments	329,327	329,327	98,308	98,308
Financial assets at FVOCI
Debt financial instrument	2,687,485	2,687,485	4,536,025	4,536,025
Other financial instruments	74,903	74,903	105,257	105,257
Financial derivative contracts for hedge accounting	843,628	843,628	605,529	605,529
Financial assets at amortised cost
Rights under repurchase agreements	153,087	153,087	–	–
Debt financial instruments	5,176,005	5,207,697	8,176,895	7,927,729
Interbank loans	31,282	31,307	68,438	68,438
Loans and account receivable from customers	40,099,872	40,597,772	39,593,457	39,134,700
Guarantee deposits (margin accounts)	1,847,101	1,847,101	2,238,900	2,238,900

Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	12,155,024	12,155,024	9,521,575	9,521,575
Financial derivative contracts for accounting hedges	898,394	898,394	2,466,767	2,466,767
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	14,260,609	13,537,826	13,537,826
Time deposits and other time liabilities	17,098,625	17,249,068	16,137,942	16,326,525
Interbank borrowings	4,337,947	4,357,838	10,366,499	10,190,640
Issued debt instruments	8,133,275	7,998,659	8,001,045	7,751,672
Other financial liabilities	200,541	200,541	296,273	296,273
Regulatory capital financial instruments	1,910,697	1,945,784	1,813,938	1,825,819
Guarantees received (margin accounts)	1,832,345	1,832,345	1,081,226	1,081,226

Financial Assets Classified as Level 2 and Level 3
The following financial instruments are classified under Level 2:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Mortgage and private bonds	Present Value of Cash Flows Model	Internal Rates of Return (“IRRs”) are provided by RiskAmerica, according to the following criterion: If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given nemotechnic, the reported rate is the weighted average amount of the observed rates. In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on historical spread for the same item or similar ones.

● Time deposits	Present Value of Cash Flows Model	IRRs are provided by RiskAmerica, according to the following criterion: If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given mnemonic, the reported rate is the weighted average amount of the observed rates. In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on issuer curves.

● Constant Maturity Swaps (CMS), FX and Inflation Forward (Fwd) , Cross Currency Swaps (CCS), Interest Rate Swap (IRS)	Present Value of Cash Flows Model	IRRs are provided by ICAP, GFI, Tradition, and Bloomberg according to this criterion: With published market prices, a valuation curve is created by the bootstrapping method and is then used to value different derivative instruments.

● FX Options	Black-Scholes	Formula adjusted by the volatility simile (implicit volatility), Prices (volatility) are provided by BGC Partners, according to this criterion: With published market prices, a volatility parameter is created by interpolation and then these volatilities are used to value options.

● Guarantee deposits, guarantee received (Threshold)	Present Value of Cash Flows Model	Collateral associated to derivatives financial contracts: Average trading swap (CMS), FX and inflation Forward, Cross Currency Swap (CCS), Interest Rate Swap (IRS) y FX options.
The following financial instruments are classified under Level 3:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Caps/Floors/Swaptions	Black Normal model for Cap/Floors and Swaptions	There is unobservable input of implied volatility.

	Black – Scholes	There is unobservable input of implied volatility.

	Hull-White	Hybrid HW model for rates and Brownian motion for FX. There is unobservable volatility input

	FRA Implicit	Start FW not supported by Murex (platform) due to UF FW estimation

● CCS, IRS, CMS at TAB rates	Present Value of Cash Flows Model	- Valuation obtained using interest curve interpolating to maturity of flows, however, TAB is not a directly observable variable nor correlated to any market input. - Valuation using prices of instruments with similar characteristics plus a liquidity penalty rate.

● CCS (maturity> 30 years)	Present Value of Cash Flows Model	The rates are provided by ICAP, GFI, Tradition and Bloomberg according following criteria: Using the published market prices, the valuation curve is constructed using the bootstrapping method and this curve is then used to value the different derivatives.

● Debt instruments (in our case, low liquidity bonds)	Risk-free spread Model	Stochastic dynamic model to obtain discount rate.

● Loans and account receivable at FVOCI	Present Value of Cash Flows Model	Measured by discounting estimated cash flow using the interest rate of new contracts.

Schedule of Assets and Liabilities on Recurrent Basis
The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2024	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	12,309,770	-	12,304,162	5,608
Debt financial instruments	329,327	329,327	-	-
Financial assets at FVOCI
Debt financial instrument	2,687,485	2,682,479	-	5,006
Other financial instruments	74,903			74,903
Financial derivative contracts for hedge accounting	843,628	-	843,628	-
Guarantee deposits (margin accounts)	1,847,101	-	1,847,101	-
Total	18,092,214	3,011,806	14,994,891	85,517
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	12,155,024	-	12,155,021	3
Financial derivative contracts for accounting hedges	898,394	-	898,394	-
Guarantees received (margin accounts)	1,832,345	-	1,832,345	-
Total	14,885,763	-	14,885,760	3
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Fair value measurement
As of December 31,	2023	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	10,119,486	-	10,119,486	-
Debt financial instruments	98,308	98,308	-	-
Financial assets at FVOCI
Debt financial instrument	4,536,025	4,528,915	6,656	454
Other financial instruments	105,257	-	-	105,257
Financial derivative contracts for hedge accounting	605,529	-	605,529	-
Guarantee deposits (margin accounts)	2,238,900		2,238,900	-
Total	17,703,505	4,627,223	12,970,571	105,711
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	9,521,575	-	9,521,575	-
Financial derivative contracts for accounting hedges	2,466,767	-	2,466,767	-
Guarantees received (margin accounts)	1,081,226	-	1,081,226	-
Total	13,069,568	-	13,069,568	-

Schedule of Assets or Liabilities Which Are Not Measured At Fair Value
The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2024	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	5,207,697	5,207,697	-
Interbank loans	31,307	-	-	31,307
Loans and account receivable from customers	40,597,772	-	-	40,597,772
Total	45,836,776	5,207,697	-	40,629,079
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	-		14,260,609
Time deposits and other time liabilities	17,249,068	-	17,249,068	-
Interbank borrowings	4,357,838	-	4,357,838	-
Issued debt instruments	7,998,659	-	7,998,659	-
Other financial liabilities	200,541	-	200,541	-
Regulatory capital financial instruments	1,945,784	-	1,945,784	-
Total	46,012,499	-	31,751,890	14,260,609
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Fair value measurement
As of December 31,	2023	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	7,927,729	7,927,729	-	-
Interbank loans	68,438	-	-	68,438
Loans and account receivable from customers	39,134,700	-	-	39,134,700
Total	47,130,867	7,927,729	-	39,203,138
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	13,537,826	-	-	13,537,826
Time deposits and other time liabilities	16,326,525	-	16,326,525	-
Interbank borrowings	10,190,640	-	10,190,640	-
Issued debt instruments	7,751,672	-	7,751,672	-
Other financial liabilities	296,273	-	296,273	-
Regulatory capital financial instruments	1,825,819	-	1,825,819	-
Total	49,928,755	-	36,390,929	13,537,826

Schedule of Financial Instruments Classified As Level 3
The table below shows the effect, at December 31, 2024 and 2023, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2024
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts - FX options	FX option pricing model	Volatility	(4.16)%	4.16%
Financial derivatives contracts - CCS	Discounted Cash Flows	Credit spread	(12.33)%	12.33%
Debt financial instruments at FVOCI	Discounted Cash Flows	Observability	(1.08)%	1.08%
Other financial instruments at FVOCI - mortgage loans	Discounted Cash Flows	Observability	(25.15)%	25.15%
Other financial instruments at FVOCI - commercial loans	Discounted Cash Flows	Interest rate curve	(147.93)%	147.93%
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

As of December 31, 2023
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	–	–
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	–	0.29
(1)TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
(2)BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3)
The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2024, 2023 and 2022:

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2024	105,711	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	5,015	-
Purchases, issuances, and loans (net)	(35,802)	2
Level transfer	10,612	1
As of December 31, 2024	85,517	3

Total profits or losses included in comprehensive income for 2024 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2024	(20,194)	3

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2023	142,776	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	9,352	-
Purchases, issuances, and loans (net)	(46,398)	-
Level transfer	-	-
As of December 31, 2023	105,711	-

Total profits or losses included in comprehensive income for 2023 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2023	(37,065)	-

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2022	102,426	-
Total realized and unrealized profits (losses)
Included in statements of income	139,848	-
Included in other comprehensive income	(99,498)	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2022	142,776	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2022	40,350	-

Schedule of Financial Instruments Subject to Compensation
The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2024 and 2023:

As of December 31, 2024
	On-balance sheet amounts with netting agreements			Remaining financial instruments not linked, nor subject to neeting agreements	Statements of Financial Position balances
	Gross amounts	Compensated in balance	Net amount presented in balance
	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial instruments Assets
Financial derivative contracts and hedge accounting (1)	12,942,081	-	12,942,081	221,652	13,163,733
Loans and accounts receivable and interbank loans (2)	-	-	-	40,109,498	40,109,498
Total	12,942,081	-	12,942,081	40,331,150	53,273,231
Liabilities
Financial derivative contracts and hedge accounting	12,738,714	-	12,738,714	321,207	13,059,921
Investments under resale agreements	276,588	-	276,588	-	276,588
Deposits and interbank borrowings	-	-	-	35,697,181	35,697,181
Total	13,015,302	-	13,015,302	36,018,388	49,033,690
(1)Derivatives contract have guarantees associated for assets Ch$1,840,673 million and liabilities Ch$1,594,111 million.
(2)Loans and accounts receivable and interbank loans at amortised cost

As of December 31, 2023
	On-balance sheet amounts with netting agreements			Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
	Gross amounts	Compensated in balance	Net amount presented in balance
	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial instruments Assets
Financial derivative contracts and hedge accounting (1)	10,575,817	-	10,575,817	149,198	10,725,015
Loans and accounts receivable and interbank loans (2)	-	-	-	39,657,783	39,657,783
Total	10,575,817	-	10,575,817	39,806,981	50,382,798
Liabilities
Financial derivative contracts and hedge accounting	11,732,137	-	11,732,137	256,205	11,988,342
Investments under resale agreements	282,584	-	282,584	-	282,584
Deposits and interbank borrowings (3)	-	-	-	40,042,267	40,042,267
Total	12,014,721	-	12,014,721	40,298,472	52,313,193
(1)Derivatives contract have guarantees associated for aseets Ch$2,225,820 million and liabilities Ch$839,201 million.
(2)Loans and accounts receivable and interbank loans at amortised cost
(3)Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

Schedule of Credit Exposure in its Financial Derivative Operations	In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts.

	As of December 31, 2024		As of December 31, 2023
Financial derivative contracts	Assets	Liability	Assets	Liability
	MCh$	MCh$	MCh$	MCh$
Financial derivative contracts with collateral agreement threshold equal to zero	12,081,545	11,782,472	9,802,491	10,836,243
Financial derivative contracts with non-zero threshold collateral agreement	850,201	949,739	773,325	895,894
Financial derivative contracts without collateral agreement	221,652	321,207	149,199	256,205
Total	13,153,398	13,053,418	10,725,015	11,988,342